Trade Accounts and Other Payables - 6K (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Trade Accounts and Other Payables [Abstract]
Creditors	$ 2,902	$ 5,710	$ 184
Insurances	163	162	3
Other	147	107	77
Total	$ 3,212	$ 5,979	$ 264